Columbia Variable Portfolio – Cornerstone Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Cornerstone Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 14.6%
Entertainment 3.6%
Netflix, Inc.(a)	718,106	69,045,892
TKO Group Holdings, Inc.	97,018	19,563,680
Total		88,609,572
Interactive Media & Services 11.0%
Alphabet, Inc., Class A	448,143	128,868,001
Alphabet, Inc., Class C	109,912	31,529,356
Meta Platforms, Inc., Class A	193,160	110,512,631
Total		270,909,988
Total Communication Services		359,519,560
Consumer Discretionary 13.4%
Automobiles 1.5%
Tesla, Inc.(a)	101,230	37,632,252
Broadline Retail 5.8%
Amazon.com, Inc.(a)	687,002	143,081,907
Hotels, Restaurants & Leisure 3.9%
DraftKings, Inc., Class A(a)	868,742	18,782,202
Expedia Group, Inc.	120,820	27,896,130
Hilton Worldwide Holdings, Inc.	84,527	25,702,970
Royal Caribbean Cruises Ltd.	86,211	23,723,543
Total		96,104,845
Specialty Retail 2.2%
Gap, Inc. (The)	1,017,026	24,612,029
TJX Companies, Inc. (The)	183,314	29,275,246
Total		53,887,275
Total Consumer Discretionary		330,706,279
Consumer Staples 3.3%
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	61,529	61,309,342
Household Products 0.8%
Colgate-Palmolive Co.	231,123	19,698,613
Total Consumer Staples		81,007,955
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.6%
Banks 2.1%
Bank of America Corp.	648,275	31,603,406
Citigroup, Inc.	188,462	21,373,476
Total		52,976,882
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	21,058	17,814,857
Financial Services 2.8%
Visa, Inc., Class A	225,896	68,274,807
Total Financials		139,066,546
Health Care 8.6%
Biotechnology 3.4%
Argenx SE, ADR(a)	16,104	11,759,946
Insmed, Inc.(a)	172,339	28,180,873
Revolution Medicines, Inc.(a)	165,906	16,134,358
Vertex Pharmaceuticals, Inc.(a)	62,927	28,099,423
Total		84,174,600
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.(a)	55,464	25,568,349
Life Sciences Tools & Services 0.6%
Illumina, Inc.(a)	129,429	15,953,419
Pharmaceuticals 3.6%
Eli Lilly & Co.	95,632	87,959,445
Total Health Care		213,655,813
Industrials 5.3%
Aerospace & Defense 1.6%
General Dynamics Corp.	59,998	20,592,514
Karman Holdings, Inc.(a)	227,620	18,220,981
Total		38,813,495
Commercial Services & Supplies 0.6%
Cintas Corp.	91,165	15,419,648
Electrical Equipment 1.9%
Eaton Corp. PLC	41,826	14,959,905
Vertiv Holdings Co.	129,260	32,389,971
Total		47,349,876

Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Cornerstone Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.2%
Uber Technologies, Inc.(a)	422,771	30,409,918
Total Industrials		131,992,937
Information Technology 46.6%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	258,736	31,767,606
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity PLC	108,518	22,682,432
Semiconductors & Semiconductor Equipment 20.2%
Advanced Micro Devices, Inc.(a)	147,648	30,036,033
Broadcom, Inc.	399,568	123,670,292
Micron Technology, Inc.	37,560	12,689,270
NVIDIA Corp.	1,914,933	333,964,315
Total		500,359,910
Software 13.4%
Crowdstrike Holdings, Inc., Class A(a)	74,027	28,900,881
Microsoft Corp.	589,217	218,110,457
Palantir Technologies, Inc., Class A(a)	112,134	16,402,962
Palo Alto Networks, Inc.(a)	227,710	36,506,467
ServiceNow, Inc.(a)	288,780	30,191,949
Total		330,112,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 10.8%
Apple, Inc.	1,052,307	267,064,993
Total Information Technology		1,151,987,657
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	28,447	27,884,887
Total Real Estate		27,884,887
Total Common Stocks (Cost $1,363,147,647)		2,435,821,634

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	36,744,601	36,729,904
Total Money Market Funds (Cost $36,733,921)		36,729,904
Total Investments in Securities (Cost: $1,399,881,568)		2,472,551,538
Other Assets & Liabilities, Net		(1,059,386)
Net Assets		2,471,492,152
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	11,714,637	47,966,503	(22,947,219)	(4,017)	36,729,904	294	184,151	36,744,601
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Cornerstone Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7013_(05/26)